Information by business segment and geographic area (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	$ 7,294	$ 6,085	$ 13,467	$ 11,536
Depreciation, depletion and amortization	838	761	1,638	1,422
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	4,088	3,387	7,333	6,197
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	680	577	1,267	1,136
Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	155	140	320	277
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	4,923	4,104	8,920	7,610
Nickel [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	946	781	1,856	1,688
Copper [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	479	402	905	741
Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	108	37	148	75
Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	$ 1,533	$ 1,220	$ 2,909	$ 2,504